Fair Value Measurements - Unobservable inputs (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 6,516	$ 3,950	$ 883
Warrant derivative liabilities recorded upon extinguishment of debt			2,136
Change in fair value of warrant derivative liabilities included in earnings	10,317	6,637	931
Fair value of the warrants exercised during the period		(4,071)
Balance, end of period	$ 16,833	$ 6,516	$ 3,950